CAPITAL STOCK AND OTHER RELATED ACCOUNTS - Schedule of Capital Stock and Other Capital Related Accounts (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 ARS ($) Vote $ / shares shares	Dec. 31, 2023 ARS ($) shares	Jun. 06, 2023 $ / shares
Disclosure of capital stock and other capital related accounts [abstract]
Capital stock	$ 58,348	$ 58,348
Capital adjustment	93,733,964	93,733,964
Share premium	138,989,677	138,989,677
Treasury shares trading premium	374,298	345,889
Merger premium	31,250,508	31,250,508
Share-based payment plans	0	1,240,667
Total	$ 264,406,795	$ 265,619,053
Number of common shares issued (in shares) | shares	583,483,151	583,483,000
Par value per share (in pesos per share) | $ / shares	$ 0.10		$ 0.10
Number of votes per share | Vote	1